Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Conversion of operating partnership non-controlling interests to common stock, shares	12,511	923,944	2,130,452
Issuance of common shares through special dividend, share	11,358,042